RELATED-PARTY TRANSACTIONS (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Dec. 10, 2024	Apr. 01, 2024	Jun. 01, 2020	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Monthly license fee			$ 10,000
Cost of goods sold			$ 25.00
Description of expenses related to sales			If the Company does not sell 400 units per month (or $10,000), the original fixed $10,000 is paid.
Rent	$ 2,250	$ 3,600		$ 2,250
License [Member]
Licensing fee costs				$ 30,000	$ 30,000	$ 120,000	$ 120,000